UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                                 Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                             Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Annual Report — December 31, 2016

(Y)our Portfolio Management Team

Mario J. Gabelli, CFA	Christopher J. Marangi	Kevin V. Dreyer	Jeffrey J. Jonas, CFA
Chief Investment Officer	Co-Chief Investment Officer	Co-Chief Investment Officer	Portfolio Manager
	BA, Williams College	BSE, University of	BS, Boston College
	MBA, Columbia	Pennsylvania
	Business School	MBA, Columbia
Business School

To Our Shareholders,

For the year ended December 31, 2016, the net asset value (“NAV”) per class AAA Share of The Gabelli Asset Fund increased 11.6% compared with an increase of 12.0% for the Standard & Poor’s (“S&P”) 500 Index. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2016.

Performance Discussion (Unaudited)

While 2016 was marred by continued unrest in the Middle East and terrorist incidents around the world, the U.S. election dominated the national conscience. The rise in the market since November 8, 2016 has the potential to rank as the largest market post-election move for a new President since the 1961 inauguration of JFK. The so-called Trump rally has been fueled by the potential for increased fiscal stimulus, lower corporate and individual taxes, and deregulation.

The fourth quarter saw several interrelated macroeconomic shifts already in motion before the election and that were accentuated by its aftermath: higher interest rates, a stronger dollar, and increased inflation expectations. The ten year Treasury note rose from a low of 1.4% in July to 2.5%, while the dollar has strengthened against its trade-weighted basket by about 5% over the same time frame.

We are fundamentally bottom up stock pickers. We have chosen to focus on companies in industries in which sustainable competitive advantages can be cultivated. Volatile and unpredictable crude prices, for example, are reasons we tend to avoid the energy sector and gravitate to less commoditized industries. Second, we are value investors. Our contribution to the body of work begun by Benjamin Graham and David Dodd has been the concept of Private Market Value (PMV) with a Catalyst® - we seek businesses selling in the public markets at a substantial discount to their PMVs and for which we can identity one or more events that will narrow that discount. We tend to gravitate toward hard assets and cash flow and away from visions of grandeur that may or may not occur in the future.

Selected holdings that contributed positively to performance in 2016 were: Xylem Inc. (1.3% of net assets as of December 31, 2016) benefitted from the prospect of increased spending globally on water infrastructure; Time Warner Inc. (1.3%) agreed to be acquired by AT&T for $107.50 in cash and stock; and Newmont Mining Corp. (0.7%) increased in price as the price of physical gold increased and the company executed on cost cutting and debt reduction initiatives.

Some of our weaker performing stocks during the year were: Brown-Forman Corp. (2.0%) whose exports were hurt by the strong dollar; Grupo Televisa SAB, ADR (0.6%) suffered over the concerns about the peso and the outlook for Mexican growth under President Trump; and Allergan PLC (0.3%) was hurt by concerns over the changing regulatory environment and focus on high drug prices and by the termination of its merger with Pfizer.

Thank you for your investment in The Gabelli Asset Fund.

We appreciate your confidence and trust.

Comparative Results

Average Annual Returns through December 31, 2016 (a) (Unaudited)					Since
	1 Year	5 Year	10 Year	15 Year	Inception (3/3/86)
Class AAA (GABAX)	11.58%	11.09%	6.63%	7.96%	11.73%
S&P 500 Index	11.96	14.66	6.95	6.69	10.21(d)
Dow Jones Industrial Average	16.37	12.86	7.48	7.26	11.13(d)
Nasdaq Composite Index	8.92	17.16	9.58	8.13	9.05(d)
Class A (GATAX)	11.58	11.08	6.63	7.96	11.73
With sales charge (b)	5.16	9.78	6.00	7.53	11.51
Class C (GATCX)	10.75	10.26	5.84	7.26	11.38
With contingent deferred sales charge (c)	9.75	10.26	5.84	7.26	11.38
Class I (GABIX)	11.85	11.36	6.87	8.12	11.81

In the current prospectuses dated April 29, 2016, the expense ratios for Class AAA, A, C, and I Shares are 1.35%, 1.35%, 2.10%, and 1.10%, respectively. See page 15 for the expense ratios for the year ended December 31, 2016. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund for periods prior to December 31, 1988. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the Nasdaq Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

THE GABELLI ASSET FUND (CLASS AAA SHARES) AND S&P 500 INDEX (Unaudited)

*

Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Gabelli Asset Fund
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from July 1, 2016 through December 31, 2016	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2016.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	07/01/16	12/31/16	Ratio	Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,052.00	1.35%	$ 6.96
Class A	$1,000.00	$1,051.90	1.35%	$ 6.96
Class C	$1,000.00	$1,048.00	2.10%	$10.81
Class I	$1,000.00	$1,053.20	1.10%	$ 5.68
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.35	1.35%	$ 6.85
Class A	$1,000.00	$1,018.35	1.35%	$ 6.85
Class C	$1,000.00	$1,014.58	2.10%	$10.63
Class I	$1,000.00	$1,019.61	1.10%	$ 5.58

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2016:

The Gabelli Asset Fund

Food and Beverage	13.5%
Financial Services	11.3%
Equipment and Supplies	7.3%
Entertainment	6.8%
Health Care	4.8%
Diversified Industrial	4.6%
Cable and Satellite	4.6%
Consumer Products	4.6%
Energy and Utilities	4.2%
Automotive: Parts and Accessories	4.0%
Machinery	3.4%
Business Services	3.3%
Retail	3.0%
Environmental Services	2.6%
Telecommunications	2.4%
Broadcasting	2.2%
Specialty Chemicals	1.9%
Consumer Services	1.9%
Electronics	1.7%
Metals and Mining	1.7%
Computer Software and Services	1.6%

Hotels and Gaming	1.3%
Building and Construction	1.3%
Aerospace	1.2%
Aviation: Parts and Services	1.2%
Publishing	0.9%
Automotive	0.8%
Wireless Communications	0.8%
Transportation	0.7%
Communications Equipment	0.5%
Agriculture	0.5%
Real Estate Investment Trusts	0.4%
Real Estate	0.3%
Manufactured Housing and Recreational Vehicles	0.2%
Computer Hardware	0.1%
Closed-End Funds	0.0%*
Airlines	0.0%*
Other Assets and Liabilities (Net)	(1.6)%

100.0%

*	Amount represents less than 0.05%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS — 101.6%
	Aerospace — 1.2%
525,000	Aerojet Rocketdyne Holdings Inc.†	$1,597,609	$9,423,750
5,000	Lockheed Martin Corp.	147,750	1,249,700
6,000	Northrop Grumman Corp.	268,238	1,395,480
2,066,100	Rolls-Royce Holdings plc	15,582,145	17,009,130
95,040,600	Rolls-Royce Holdings plc, Cl. C†	116,672	117,129
17,500	The Boeing Co.	1,155,048	2,724,400

		18,867,462	31,919,589

	Agriculture — 0.5%
220,000	Archer Daniels Midland Co.	2,515,131	10,043,000
21,000	Monsanto Co.	256,160	2,209,410
6,500	Potash Corp of Saskatchewan Inc.	29,744	117,585
25,000	The Mosaic Co.	438,682	733,250

		3,239,717	13,103,245

	Airlines — 0.0%
100,000	American Airlines Group Inc., Escrow†	1,464	130,000

	Automotive — 0.8%
6,000	Ferrari NV	254,323	348,840
50,000	General Motors Co.	1,587,900	1,742,000
413,000	Navistar International Corp.†	7,551,482	12,955,810
93,000	PACCAR Inc.	476,625	5,942,700
3,000	Volkswagen AG	119,556	431,851

		9,989,886	21,421,201

	Automotive: Parts and Accessories — 4.0%
35,000	Adient plc†	1,645,020	2,051,025
184,000	BorgWarner Inc.	795,538	7,256,960
80,000	Brembo SpA	825,432	4,842,207
88,000	CLARCOR Inc.	562,033	7,257,360
506,000	Dana Inc.	6,054,143	9,603,880
59,776	Federal-Mogul Holdings Corp.†	577,113	616,290
464,000	Genuine Parts Co.	11,615,801	44,330,560
77,500	Modine Manufacturing Co.†	732,249	1,154,750
49,500	O’Reilly Automotive Inc.†	1,935,751	13,781,295
37,000	Standard Motor Products Inc.	309,103	1,969,140
100,000	Superior Industries International Inc.	1,656,800	2,635,000
85,000	Tenneco Inc.†	2,519,000	5,309,950
45,000	Visteon Corp.	4,403,885	3,615,300

		33,631,868	104,423,717

	Aviation: Parts and Services — 1.2%
5,000	Arconic Inc.	65,327	92,706
1,850,000	BBA Aviation plc	4,235,403	6,459,109
169,200	Curtiss-Wright Corp.	518,179	16,642,512

			Market
Shares		Cost	Value
120,000	Kaman Corp.	$1,932,595	$5,871,600
40,000	KLX Inc.†.	1,574,270	1,804,400

		8,325,774	30,870,327

	Broadcasting — 2.2%
295,800	CBS Corp., Cl. A, Voting	3,258,505	19,123,470
18,000	Cogeco Inc.	342,646	760,407
26,666	Corus Entertainment Inc., New York, Cl. B	43,320	250,282
13,334	Corus Entertainment Inc., Toronto, Cl. B	21,662	125,132
120,000	ITV plc	412,918	305,243
38,250	Liberty Broadband Corp., Cl. A†	197,528	2,771,595
127,682	Liberty Broadband Corp., Cl. C†	2,215,855	9,457,406
36,000	Liberty Media Corp.-Liberty Media, Cl. A†	28,457	1,128,600
74,000	Liberty Media Corp.-Liberty Media, Cl. C†	281,452	2,318,420
55,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	22,830	1,898,600
220,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	110,000	7,462,400
330,000	MSG Networks Inc., Cl. A†	210,020	7,095,000
10,000	Naspers Ltd., Cl. N	393,199	1,466,526
25,000	Pandora Media Inc.†	330,023	326,000
50,000	Sky plc	688,203	610,658
366,000	Television Broadcasts Ltd.	1,680,508	1,203,559
40,000	Tokyo Broadcasting System Holdings Inc.	560,409	640,000

		10,797,535	56,943,298

	Building and Construction — 1.3%
39,000	Assa Abloy AB, Cl. B	667,259	723,871
163,000	Fortune Brands Home & Security Inc.	2,207,666	8,713,980
105,000	Herc Holdings Inc.†	4,277,280	4,216,800
478,784	Johnson Controls International plc	15,203,798	19,721,125
14,500	Layne Christensen Co.†	148,784	157,615

		22,504,787	33,533,391

	Business Services — 3.3%
7,000	Ascent Capital Group Inc., Cl. A†	119,054	113,820
85,000	Blucora Inc.†	660,955	1,253,750
225,000	Clear Channel Outdoor Holdings Inc., Cl. A	972,178	1,136,250
62,000	Ecolab Inc.	493,407	7,267,640
140,000	Fly Leasing Ltd., ADR†	1,860,448	1,862,000
60,000	Landauer Inc.	370,683	2,886,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value

	COMMON STOCKS (Continued)
	Business Services (Continued)
315,000	Live Nation Entertainment Inc.†	$3,447,537	$8,379,000
145,000	Macquarie Infrastructure Corp.	6,915,909	11,846,500
194,000	MasterCard Inc., Cl. A.	885,414	20,030,500
20,000	MOCON Inc.	275,440	390,000
2,000	MSC Industrial Direct Co. Inc., Cl. A	143,139	184,780
118,000	The Brink’s Co.	2,888,732	4,867,500
888,900	The Interpublic Group of Companies Inc.	8,666,428	20,809,149
24,000	Vectrus Inc.†	116,767	572,400
64,000	Visa Inc., Cl. A	847,361	4,993,280

		28,663,452	86,592,569

	Cable and Satellite — 4.6%
157,000	AMC Networks Inc., Cl. A†	174,791	8,217,380
1,900	Cable One Inc.	494,728	1,181,287
10,000	Charter Communications Inc., Cl. A†	1,078,622	2,879,200
267,000	Comcast Corp., Cl. A	4,767,019	18,436,350
5,000	DigitalGlobe Inc.†	64,478	143,250
327,200	DISH Network Corp., Cl. A†	7,653,829	18,954,696
115,000	EchoStar Corp., Cl. A†	3,638,622	5,909,850
147,900	Liberty Global plc, Cl. A†	525,759	4,524,261
402,000	Liberty Global plc, Cl. C†	4,318,607	11,939,400
23,698	Liberty Global plc LiLAC, Cl. A†	96,138	520,408
49,933	Liberty Global plc LiLAC, Cl. C†	474,211	1,057,082
662,000	Rogers Communications Inc., New York, Cl. B	3,487,398	25,539,960
50,000	Rogers Communications Inc., Toronto, Cl. B	229,821	1,928,648
170,000	Scripps Networks Interactive Inc., Cl. A	5,677,906	12,132,900
124,000	Shaw Communications Inc., New York, Cl. B	240,822	2,487,440
120,000	Shaw Communications Inc., Toronto, Cl. B	164,952	2,407,776

		33,087,703	118,259,888

	Closed-End Funds — 0.0%
11,417	Royce Global Value Trust Inc.	99,328	92,249
79,500	Royce Value Trust Inc.	972,272	1,064,505

		1,071,600	1,156,754

	Communications Equipment — 0.5%
292,000	Corning Inc.	1,784,459	7,086,840
59,000	Harris Corp.	4,770,126	6,045,730

		6,554,585	13,132,570

			Market
Shares		Cost	Value

	Computer Hardware — 0.1%
13,000	Apple Inc.	$1,268,235	$1,505,660

	Computer Software and Services — 1.6%
5,500	Alphabet Inc., Cl. C†	$2,918,679	4,245,010
6,400	CommerceHub Inc., Cl. A†	10,400	96,064
20,400	CommerceHub Inc., Cl. C†	57,662	306,612
126,000	Diebold Nixdorf Inc.	3,734,576	3,168,900
18,000	DST Systems Inc.	1,274,936	1,928,700
160,000	eBay Inc.†	3,271,276	4,750,400
51,500	Fidelity National Information Services Inc.	982,476	3,895,460
193,000	Hewlett Packard Enterprise Co.	2,481,708	4,466,020
265,000	Internap Corp.†	1,053,870	408,100
5,000	Microsoft Corp.	158,896	310,700
35,000	NCR Corp.†	452,032	1,419,600
7,992	NetScout Systems Inc.†	29,395	251,748
76,000	Rockwell Automation Inc.	2,516,081	10,214,400
125,000	Yahoo! Inc.†	1,877,620	4,833,750

		20,819,607	40,295,464

	Consumer Products — 4.6%
30,000	Brunswick Corp.	735,843	1,636,200
11,000	Christian Dior SE	307,335	2,307,154
75,000	Church & Dwight Co. Inc.	116,064	3,314,250
17,000	Coty Inc., Cl. A	261,764	311,270
429,000	Edgewell Personal Care Co.†	22,246,104	31,312,710
282,000	Energizer Holdings Inc.	4,626,825	12,580,020
3,400	Givaudan SA	1,182,809	6,230,384
30,000	Harley-Davidson Inc.	75,562	1,750,200
2,000	Hermes International	694,184	821,070
6,000	National Presto Industries Inc.	175,817	638,400
47,000	Reckitt Benckiser Group plc	1,490,918	3,988,588
100,000	Sally Beauty Holdings Inc.†	800,712	2,642,000
10,000	Svenska Cellulosa AB, Cl. A	169,715	281,321
42,000	Svenska Cellulosa AB, Cl. B	589,196	1,186,157
1,036,400	Swedish Match AB	11,382,683	32,966,953
10,000	Syratech Corp.†	2,000	30
4,000	The Estee Lauder Companies Inc., Cl. A	180,995	305,960
148,000	The Procter & Gamble Co.	4,960,473	12,443,840
60,000	Unilever plc, ADR	1,928,539	2,442,000
36,000	Wolverine World Wide Inc.	167,419	790,200

		52,094,957	117,948,707

	Consumer Services — 1.9%
5,000	Allegion plc	50,325	320,000
100,000	IAC/InterActiveCorp.†	1,106,208	6,479,000
27,200	Liberty Expedia Holdings Inc., Cl. A†	153,209	1,079,024

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Consumer Services (Continued)
475,600	Liberty Interactive Corp. QVC Group, Cl. A†	$3,268,608	$9,502,488
40,000	Liberty TripAdvisor Holdings Inc., Cl. A†	270,078	602,000
62,800	Liberty Ventures, Cl. A†	572,155	2,315,436
863,150	Rollins Inc.	1,986,890	29,157,207

		7,407,473	49,455,155

	Diversified Industrial — 4.6%
500	Acuity Brands Inc.	5,901	115,430
5,000	Anixter International Inc.†	45,044	405,250
351,700	Crane Co.	5,680,554	25,364,604
102,000	Eaton Corp. plc	4,806,174	6,843,180
137,400	Greif Inc., Cl. A	3,158,604	7,049,994
311,000	Honeywell International Inc.	9,082,233	36,029,350
33,000	HRG Group Inc.†	470,520	513,480
24,000	Ingersoll-Rand plc	355,983	1,800,960
250,000	ITT Inc.	2,196,124	9,642,500
30,000	Jardine Matheson Holdings Ltd.	1,557,901	1,657,500
127,500	Jardine Strategic Holdings Ltd.	3,053,361	4,233,000
148,000	Katy Industries Inc.†	133,635	57,676
245,000	Myers Industries Inc.	1,533,959	3,503,500
30,000	Pentair plc	1,039,405	1,682,100
12,000	Sulzer AG	1,105,559	1,237,356
182,000	Textron Inc.	2,372,143	8,837,920
330,000	Toray Industries Inc.	2,377,515	2,671,623
230,000	Trinity Industries Inc.	1,242,169	6,384,800
4,000	Waters Corp.†	299,744	537,560

		40,516,528	118,567,783

	Electronics — 1.7%
155,000	Cypress Semiconductor Corp.	1,373,774	1,773,200
2,335	Fortive Corp.	9,897	125,226
8,000	Kyocera Corp., ADR	111,725	398,240
1,500	Mettler-Toledo International Inc.†	212,220	627,840
2,200	Samsung Electronics Co. Ltd., GDR	401,884	1,643,400
910,000	Sony Corp., ADR	18,049,226	25,507,300
40,000	TE Connectivity Ltd.	1,041,037	2,771,200
110,000	Texas Instruments Inc.	2,632,733	8,026,700
25,000	Thermo Fisher Scientific Inc.	3,077,409	3,527,500

		26,909,905	44,400,606

	Energy and Utilities — 4.2%
11,000	Anadarko Petroleum Corp.	652,895	767,030
9,000	Baker Hughes Inc.	533,222	584,730
130,000	BP plc, ADR	3,405,446	4,859,400
109,000	Chevron Corp.	3,609,844	12,829,300

			Market
Shares		Cost	Value
188,000	ConocoPhillips	$3,943,677	$9,426,320
50,000	CONSOL Energy Inc.	513,581	911,500
113,000	Devon Energy Corp.	1,571,968	5,160,710
4,000	Edison International	68,000	287,960
204,000	El Paso Electric Co.	2,524,129	9,486,000
96,000	EOG Resources Inc.	219,828	9,705,600
172,000	Exxon Mobil Corp.	4,426,479	15,524,720
130,000	GenOn Energy Inc., Escrow†	0	0
167,000	Halliburton Co.	5,447,125	9,033,030
65,000	Kinder Morgan Inc.	1,263,191	1,346,150
10,000	Marathon Petroleum Corp.	476,870	503,500
245,000	National Fuel Gas Co.	12,023,417	13,876,800
56,400	Oceaneering International Inc.	1,485,871	1,591,044
5,000	Phillips 66	189,129	432,050
48,000	Rowan Companies plc, Cl. A†	1,694,449	906,720
20,000	Royal Dutch Shell plc, Cl. A, ADR	1,191,046	1,087,600
57,000	Southwest Gas Holdings Inc.	984,039	4,367,340
60,000	Spectra Energy Corp.	1,358,400	2,465,400
95,000	The AES Corp.	304,950	1,103,900
10,000	Wartsila OYJ Abp	516,269	449,273
200,000	Weatherford International plc†	2,153,306	998,000

		50,557,131	107,704,077

	Entertainment — 6.8%
195,500	Discovery Communications Inc., Cl. A†	1,037,519	5,358,655
515,000	Discovery Communications Inc., Cl. C†	2,243,552	13,791,700
740,000	Grupo Televisa SAB, ADR	8,593,975	15,458,600
15,000	Liberty Media Corp.-Liberty Braves, Cl. A†	8,888	307,350
99,228	Liberty Media Corp.-Liberty Braves, Cl. C†	1,115,293	2,043,104
78,966	Lions Gate Entertainment Corp., Cl. B†	2,061,006	1,937,820
60,000	Media General Inc.†	94,200	1,129,800
137,833	The Madison Square Garden Co, Cl. A†	1,327,435	23,639,738
336,000	Time Warner Inc.	12,274,253	32,434,080
2,068,900	Twenty-First Century Fox Inc., Cl. A	13,368,726	58,011,956
85,000	Twenty-First Century Fox Inc., Cl. B	1,958,006	2,316,250
436,500	Viacom Inc., Cl. A	13,253,400	16,805,250
25,000	Viacom Inc., Cl. B	1,051,735	877,500
60,000	Vivendi SA	1,416,352	1,140,340

		59,804,340	175,252,143

	Environmental Services — 2.6%
629,300	Republic Services Inc.	8,470,871	35,901,565
58,000	Waste Connections Inc.	3,055,362	4,558,220

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Environmental Services (Continued)
379,000	Waste Management Inc.	$7,290,463	$26,874,890

		18,816,696	67,334,675

	Equipment and Supplies — 7.3%
840,000	AMETEK Inc.	1,320,300	40,824,000
12,000	Amphenol Corp., Cl. A	23,162	806,400
10,000	AZZ Inc.	370,300	639,000
94,000	CIRCOR International Inc.	936,140	6,098,720
115,000	Crown Holdings Inc.†	518,454	6,045,550
166,000	CTS Corp.	998,295	3,718,400
4,670	Danaher Corp.	31,340	363,513
586,900	Donaldson Co. Inc.	1,412,078	24,696,752
575,000	Flowserve Corp.	3,837,135	27,628,750
57,000	Graco Inc.	2,961,863	4,736,130
342,400	IDEX Corp.	1,265,358	30,836,544
90,000	Interpump Group SpA	375,067	1,473,189
16,000	Lawson Products Inc.†	267,152	380,800
93,000	Manitowoc Foodservice Inc.†	175,205	1,797,690
135,000	Mueller Industries Inc.	3,623,863	5,394,600
180,000	Sealed Air Corp.	3,933,222	8,161,200
93,000	The Manitowoc Co. Inc.†	52,334	556,140
50,000	The Timken Co.	1,857,522	1,985,000
26,000	The Toro Co.	451,164	1,454,700
80,000	The Weir Group plc	336,631	1,863,400
23,500	Valmont Industries Inc.	190,553	3,311,150
250,000	Watts Water Technologies Inc., Cl. A	2,911,623	16,300,000

		27,848,761	189,071,628

	Financial Services — 11.3%
13,400	Alleghany Corp.†	2,135,954	8,148,808
70,000	AllianceBernstein Holding LP	956,618	1,641,500
506,600	American Express Co.	14,900,064	37,528,928
3,400	Ameriprise Financial Inc.	108,683	377,196
33,000	Argo Group International Holdings Ltd.	863,864	2,174,700
60,000	Bank of America Corp.	565,016	1,326,000
184	Berkshire Hathaway Inc., Cl. A†	578,745	44,918,264
5,970	BKF Capital Group Inc.†	177,946	50,447
46,000	Calamos Asset Management Inc., Cl. A	509,129	393,300
65,000	Citigroup Inc.	2,290,500	3,862,950
4,000	Credit Acceptance Corp.†	690,864	870,040
170,000	Fortress Investment Group LLC, Cl. A	882,121	826,200
115,000	GAM Holding AG	1,512,470	1,332,613
242,000	H&R Block Inc.	4,568,631	5,563,580
50,000	Interactive Brokers Group Inc., Cl. A	821,025	1,825,500
400,000	Janus Capital Group Inc.	3,716,565	5,308,000

			Market
Shares		Cost	Value
247,300	JPMorgan Chase & Co.	$10,026,920	$21,339,517
88,000	Kinnevik AB, Cl. A	1,869,469	2,168,463
109,000	Kinnevik AB, Cl. B	2,937,753	2,611,760
249,750	KKR & Co. LP	4,143,030	3,843,653
269,000	Legg Mason Inc.	6,247,588	8,045,790
41,000	LendingTree Inc.†	325,056	4,155,350
35,000	Leucadia National Corp.	324,217	813,750
40,000	Loews Corp.	1,577,090	1,873,200
42,000	M&T Bank Corp.	3,017,681	6,570,060
117,000	Marsh & McLennan Companies Inc.	3,364,770	7,908,030
44,000	Northern Trust Corp.	1,897,209	3,918,200
150,000	PayPal Holdings Inc.†	4,920,528	5,920,500
30,000	Popular Inc.	593,108	1,314,600
134,200	State Street Corp.	3,337,808	10,430,024
20,000	SunTrust Banks Inc.	424,879	1,097,000
52,000	T. Rowe Price Group Inc.	1,121,438	3,913,520
666,900	The Bank of New York Mellon Corp.	19,020,332	31,597,722
55,000	The Blackstone Group LP	766,164	1,486,650
13,500	The Goldman Sachs Group Inc.	1,573,808	3,232,575
120,000	The Hartford Financial Services Group Inc.	3,791,202	5,718,000
141,000	The PNC Financial Services Group Inc.	8,138,979	16,491,360
10,000	Value Line Inc.	137,382	195,000
12,500	W. R. Berkley Corp.	452,661	831,375
140,000	Waddell & Reed Financial Inc., Cl. A	2,757,354	2,731,400
520,000	Wells Fargo & Co.	15,588,943	28,657,200

		133,633,564	293,012,725

	Food and Beverage — 13.5%
954,900	Brown-Forman Corp., Cl. A	5,470,125	44,164,125
162,700	Brown-Forman Corp., Cl. B	1,208,026	7,308,484
46,000	Campbell Soup Co.	1,336,867	2,781,620
800,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,541,299
34,000	Chr. Hansen Holding A/S	1,430,763	1,882,818
25,000	Coca-Cola European Partners plc	489,113	785,000
16,500	Coca-Cola HBC AG	231,193	359,924
377,000	Conagra Brands Inc.	9,566,150	14,910,350
34,000	Constellation Brands Inc., Cl. A	840,251	5,212,540
22,000	Core-Mark Holding Co. Inc.	254,975	947,540
40,000	Crimson Wine Group Ltd.†	315,347	374,800
233,000	Danone SA	10,810,470	14,765,153
423,100	Davide Campari-Milano SpA	2,709,854	4,137,560
296,000	Diageo plc, ADR	10,884,642	30,766,240
98,000	Dr Pepper Snapple Group Inc	2,003,480	8,885,660
80,000	Farmer Brothers Co.†	983,002	2,936,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
310,000	Flowers Foods Inc.	$544,307	$6,190,700
41,000	Fomento Economico Mexicano SAB de CV, ADR	1,407,018	3,124,610
473,000	General Mills Inc.	8,820,815	29,217,210
2,100,000	Grupo Bimbo SAB de CV, Cl. A	892,052	4,749,139
10,000	Heineken Holding NV	407,450	696,225
99,500	Heineken NV	4,719,121	7,463,705
20,000	Heineken NV, ADR	481,150	748,200
4,000	Ingredion Inc.	48,100	499,840
160,000	ITO EN Ltd.	3,457,147	5,318,503
15,000	John Bean Technologies Corp.	239,584	1,289,250
80,000	Kellogg Co.	3,827,964	5,896,800
74,300	Kerry Group plc, Cl. A	971,930	5,292,618
448,000	Kikkoman Corp.	5,132,954	14,336,000
130,000	Lamb Weston Holdings Inc.†	2,834,239	4,920,500
19,800	LVMH Moet Hennessy Louis Vuitton SE	701,482	3,780,837
175,000	Maple Leaf Foods Inc.	3,226,143	3,665,140
26,000	MEIJI Holdings Co. Ltd.	577,247	2,037,733
418,000	Mondele¯z International Inc., Cl. A	9,611,473	18,529,940
245,000	Morinaga Milk Industry Co. Ltd.	909,693	1,765,048
60,000	Nestlé SA	3,731,342	4,304,232
160,000	Nissin Foods Holdings Co. Ltd.	5,462,372	8,405,561
240,000	Parmalat SpA	675,234	748,310
130,000	PepsiCo Inc.	4,987,223	13,601,900
68,000	Pernod Ricard SA	6,062,771	7,369,208
128,000	Post Holdings Inc.†	3,109,420	10,289,920
93,000	Remy Cointreau SA	5,655,846	7,931,598
113,000	Snyder’s-Lance Inc.	2,744,579	4,332,420
17,000	Suntory Beverage & Food Ltd.	541,830	706,182
15,000	The Kraft Heinz Co.	975,759	1,309,800
70,000	The Coca-Cola Co.	1,545,273	2,902,200
34,000	The Hain Celestial Group Inc.†	267,614	1,327,020
21,000	The J.M. Smucker Co.	729,807	2,689,260
375,000	Tingyi (Cayman Islands) Holding Corp.	905,838	456,025
162,000	Tootsie Roll Industries Inc.	1,527,008	6,439,500
10,000	Tyson Foods Inc., Cl. A	79,907	616,800
100,000	United Natural Foods Inc.†	3,826,214	4,772,000
200,300	Yakult Honsha Co. Ltd.	5,045,302	9,288,779

		146,408,602	348,771,826

	Health Care — 4.8%
24,500	Adeptus Health Inc., Cl. A†	1,009,090	187,180
60,000	Akorn Inc.†	2,289,764	1,309,800

			Market
Shares		Cost	Value
176,000	Alere Inc.†	$6,500,724	$6,858,720
31,500	Allergan plc†	4,834,034	6,615,315
17,000	AmerisourceBergen Corp.	673,233	1,329,230
45,500	Amgen Inc.	1,496,167	6,652,555
20,000	AngioDynamics Inc.†	200,704	337,400
55,372	Baxter International Inc.	1,563,995	2,455,194
7,500	Becton, Dickinson and Co.	754,832	1,241,625
11,000	Biogen Inc.†	76,370	3,119,380
5,000	Bio-Rad Laboratories Inc., Cl. A†	488,804	911,400
825,000	BioScrip Inc.†	3,879,005	858,000
75,000	Boston Scientific Corp.†	521,000	1,622,250
125,000	Bristol-Myers Squibb Co.	3,218,850	7,305,000
69,500	Chemed Corp.	3,776,839	11,148,495
30,000	Cigna Corp.	1,547,216	4,001,700
26,000	CONMED Corp.	523,478	1,148,420
45,000	DaVita Inc.†	2,661,123	2,889,000
30,000	Eli Lilly & Co.	1,057,507	2,206,500
48,000	Endo International plc†	1,136,462	790,560
25,000	Envision Healthcare Corp.†	1,532,533	1,582,250
44,000	Exactech Inc.†	671,660	1,201,200
20,000	Express Scripts Holding Co.†	1,340,716	1,375,800
20,000	Gerresheimer AG	1,276,756	1,486,768
60,000	HCA Holdings Inc.†	4,020,691	4,441,200
28,200	Henry Schein Inc.†	801,516	4,278,222
17,000	Humana Inc	1,911,480	3,468,510
40,000	Indivior plc	25,984	146,016
71,500	Johnson & Johnson	4,485,549	8,237,515
98,356	Kindred Healthcare Inc.	2,225,662	772,095
5,000	Laboratory Corp. of America Holdings†	443,148	641,900
20,000	McKesson Corp.	1,812,699	2,809,000
3,000	Mead Johnson Nutrition Co.	178,673	212,280
15,000	Medtronic plc.	1,106,076	1,068,450
130,000	Merck & Co. Inc.	3,699,245	7,653,100
40,000	Mylan NV†	2,459,434	1,526,000
30,432	Orthofix International NV†	1,015,782	1,101,030
30,000	Owens & Minor Inc.	902,440	1,058,700
42,000	Patterson Companies Inc.	1,298,788	1,723,260
44,000	Quidel Corp.†	603,237	942,480
400	Regeneron Pharmaceuticals Inc.†	43,670	146,836
75,000	Roche Holding AG, ADR	1,477,507	2,139,750
21,200	Stryker Corp.	1,071,014	2,539,972
63,396	Tenet Healthcare Corp.†	1,690,783	940,797
10,000	UnitedHealth Group Inc.	580,641	1,600,400
20,000	VCA Inc.†	1,257,237	1,373,000
140,000	William Demant Holding A/S†	1,314,346	2,434,265
94,001	Wright Medical Group NV†	1,935,476	2,160,138
21,000	Zimmer Biomet Holdings Inc.	1,489,483	2,167,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
15,000	Zoetis Inc.	$682,715	$802,950

		81,564,138	125,018,808

	Hotels and Gaming — 1.3%
14,000	Accor SA	433,947	522,137
62,000	Belmond Ltd., Cl. A†	685,388	827,700
14,000	Churchill Downs Inc.	532,830	2,106,300
350,000	Genting Singapore plc	367,220	218,727
45,000	Hyatt Hotels Corp., Cl. A†	1,749,864	2,486,700
89,000	ILG Inc.	580,117	1,617,130
58,000	Las Vegas Sands Corp.	189,668	3,097,780
4,750,000	Mandarin Oriental International Ltd.	8,259,814	6,056,250
395,000	MGM Resorts International†	4,059,351	11,387,850
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,722,562	2,218,067
56,000	Universal Entertainment Corp.†	354,666	1,617,112
10,000	Wyndham Worldwide Corp.	249,886	763,700
14,000	Wynn Resorts Ltd.	1,103,588	1,211,140

		21,288,901	34,130,593

	Machinery — 3.4%
121,500	Caterpillar Inc.	799,951	11,267,910
218,600	CNH Industrial NV, Brsaltaliana	2,006,098	1,901,860
1,350,000	CNH Industrial NV, New York, New York	10,393,651	11,731,500
261,000	Deere & Co.	1,849,016	26,893,440
45,000	Mueller Water Products Inc., Cl. A	358,307	598,950
702,000	Xylem Inc.	8,586,633	34,763,040

		23,993,656	87,156,700

	Manufactured Housing and Recreational Vehicles — 0.2%
31,500	Cavco Industries Inc.†	596,101	3,145,275
20,000	Nobility Homes Inc.†	192,816	334,900
32,500	Skyline Corp.†	177,923	502,450

		966,840	3,982,625

	Metals and Mining — 1.7%
56,000	Agnico Eagle Mines Ltd.	1,821,420	2,352,000
1,666	Alcoa Corp.	21,765	46,781
234,000	Barrick Gold Corp.	3,615,288	3,739,320
30,000	Cliffs Natural Resources Inc.†	199,316	252,300
90,000	Franco-Nevada Corp.	3,113,147	5,378,400
160,000	Freeport-McMoRan Inc.†	1,924,713	2,110,400
60,000	Kinross Gold Corp.†	376,124	186,600
24,000	New Hope Corp. Ltd.	32,183	28,664
535,000	Newmont Mining Corp.	11,360,598	18,227,450
124,000	Royal Gold Inc.	5,388,241	7,855,400
84,000	Silver Wheaton Corp.	1,589,928	1,622,880

			Market
Shares		Cost	Value
35,000	TimkenSteel Corp.†	$373,997	$541,800
180,000	Turquoise Hill Resources Ltd.†	617,436	581,400

		30,434,156	42,923,395

	Publishing — 0.9%
900	Graham Holdings Co., Cl. B	386,651	460,755
54,000	Meredith Corp.	1,126,364	3,194,100
143,000	News Corp., Cl. A	717,693	1,638,780
100,000	News Corp., Cl. B	1,387,454	1,180,000
128,000	S&P Global Inc.	1,017,772	13,765,120
210,442	The E.W. Scripps Co., Cl. A†	2,589,862	4,067,844
10,000	The New York Times Co., Cl. A	89,319	133,000

		7,315,115	24,439,599

	Real Estate — 0.3%
16,500	Brookfield Asset Management Inc., Cl. A	294,496	544,665
330	Brookfield Business Partners LP	9,295	7,940
104,000	Griffin Industrial Realty Inc.	1,510,666	3,299,920
240,500	The St. Joe Co.†	1,857,594	4,569,500

		3,672,051	8,422,025

	Real Estate Investment Trusts — 0.4%
65,000	Forest City Realty Trust Inc., Cl. A	1,281,971	1,354,600
14,422	Host Hotels & Resorts Inc.	290,636	271,710
85,000	Ryman Hospitality Properties Inc.	3,702,677	5,355,850
120,000	Weyerhaeuser Co.	2,505,873	3,610,800

		7,781,157	10,592,960

	Retail — 3.0%
88,000	Aaron’s Inc.	526,933	2,815,120
129,000	AutoNation Inc.†	1,690,756	6,275,850
64,500	Costco Wholesale Corp.	3,292,048	10,327,095
100,000	CST Brands Inc.	3,066,615	4,815,000
263,000	CVS Health Corp.	8,776,902	20,753,330
4,063	Hertz Global Holdings Inc.†	139,144	87,598
40,000	HSN Inc.	1,108,605	1,372,000
274,000	J.C. Penney Co. Inc.†	3,452,363	2,276,940
400,000	Lianhua Supermarket Holdings Ltd., Cl. H†	369,337	157,328
144,000	Macy’s Inc.	1,896,047	5,156,640
50,000	Murphy USA Inc.†	2,116,202	3,073,500
33,100	Penske Automotive Group Inc.	1,403,955	1,715,904
13,639	Rush Enterprises Inc., Cl. B†	310,231	421,036
48,000	The Cheesecake Factory Inc.	1,421,508	2,874,240
33,000	The Home Depot Inc.	1,025,770	4,424,640
128,000	The Kroger Co.	389,119	4,417,280

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — December 31, 2016

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Retail (Continued)
29,000	Walgreens Boots Alliance Inc.	$1,558,826	$2,400,040
155,000	Whole Foods Market Inc.	2,878,496	4,767,800

		35,422,857	78,131,341

	Specialty Chemicals — 1.9%
11,680	AdvanSix Inc.†	84,659	258,595
15,000	Ashland Global Holdings Inc.	892,822	1,639,350
105,000	Chemtura Corp.†	1,875,391	3,486,000
591,000	Ferro Corp.†	4,839,098	8,469,030
91,200	General Chemical Group Inc.†	249,024	1,186
158,000	H.B. Fuller Co.	4,732,779	7,632,980
120,000	International Flavors & Fragrances Inc.	6,271,131	14,139,600
395,000	OMNOVA Solutions Inc.†	1,081,551	3,950,000
9,000	Praxair Inc.	919,375	1,054,710
118,000	Sensient Technologies Corp.	2,124,093	9,272,440
40,000	SGL Carbon SE†	657,866	352,007

		23,727,789	50,255,898

	Telecommunications — 2.4%
36,000	CenturyLink Inc.	641,820	856,080
260,000	Cincinnati Bell Inc.†	4,622,030	5,811,000
175,000	Deutsche Telekom AG, ADR	2,699,426	2,992,500
30,000	Hellenic Telecommunications Organization SA	435,110	282,006
25,000	Hellenic Telecommunications Organization SA, ADR	111,368	115,750
75,200	Level 3 Communications Inc.†	1,891,360	4,238,272
68,607	Loral Space & Communications Inc.†	2,645,844	2,816,317
6,000	Orange SA, ADR	63,335	90,840
215,000	Sprint Corp.†	1,166,477	1,810,300
3,007,800	Telecom Italia SpA†	1,674,788	2,650,086
175,000	Telecom Italia SpA, ADR†	1,222,253	1,555,750
39,981	Telefonica Brasil SA, ADR	373,700	534,946
267,401	Telefonica SA, ADR	3,354,218	2,460,089
989,510	Telephone & Data Systems Inc.	19,863,001	28,567,154
230,000	Telesites SAB de CV†	154,371	124,932
116,000	Verizon Communications Inc.	3,772,660	6,192,080
70,000	VimpelCom Ltd., ADR	296,062	269,500

		44,987,823	61,367,602

	Transportation — 0.7%
296,000	GATX Corp.	7,873,857	18,227,680
4,000	Kansas City Southern	7,317	339,400

		7,881,174	18,567,080

	Wireless Communications — 0.8%
115,000	America Movil SAB de CV, Cl. L, ADR	351,470	1,445,550

			Market
Shares		Cost	Value
12,000	Millicom International Cellular SA	$770,255	$508,200
51,000	Millicom International Cellular SA, SDR	3,170,081	2,179,253
208,000	NTT DoCoMo Inc.	2,956,445	4,739,285
20,000	Tim Participacoes SA, ADR	148,920	236,000
70,000	T-Mobile US Inc.†	2,219,571	4,025,700
173,000	United States Cellular Corp.†	8,346,235	7,563,560

		17,962,977	20,697,548

	TOTAL COMMON STOCKS	1,069,820,266	2,630,493,172

	PREFERRED STOCKS — 0.0%
	Health Care — 0.0%
31,580	The Phoenix Companies Inc., 7.450%, 01/15/32	674,937	589,166

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp., expire 12/31/49†	0	200

	WARRANTS — 0.0%
	Energy and Utilities — 0.0%
255,000	Kinder Morgan Inc., expire 05/25/17†	296,658	1,403

	Hotels and Gaming — 0.0%
200,000	The Indian Hotels Co. Ltd., expire 05/14/18†(a)	329,280	290,000

	TOTAL WARRANTS	625,938	291,403

	TOTAL INVESTMENTS — 101.6%	$1,071,121,141	$2,631,373,941

	Other Assets and Liabilities (Net) — (1.6)%		(41,158,647)

	NET ASSETS — 100.0%		$2,590,215,294

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2016, the market value of the Rule 144A security amounted to $290,000 or 0.01% of total investments.

†	Non-income producing security.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities December 31, 2016
Assets:
Investments, at value (cost $1,071,121,141)	$2,631,373,941
Foreign currency, at value (cost $570)	570
Cash	36,910
Receivable for investments sold	3,457,988
Receivable for Fund shares sold	1,609,628
Dividends and interest receivable	3,143,207
Prepaid expenses	42,373

Total Assets	2,639,664,617

Liabilities:
Payable for investments purchased	1,900,006
Payable for Fund shares redeemed	3,819,872
Payable for investment advisory fees	2,248,859
Payable for distribution fees	502,740
Payable for accounting fees	7,500
Line of credit payable	40,455,000
Other accrued expenses	515,346

Total Liabilities	49,449,323

Net Assets
(applicable to 48,701,766 shares outstanding)	$2,590,215,294

Net Assets Consist of:
Paid-in capital	$1,042,992,454
Distributions in excess of net investment income	(10,806)
Distributions in excess of net realized gain on investments and foreign currency transactions	(12,998,983)
Net unrealized appreciation on investments	1,560,252,800
Net unrealized depreciation on foreign currency translations	(20,171)

Net Assets	$2,590,215,294

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($1,966,373,737 ÷ 36,874,831 shares outstanding)	$53.33

Class A:
Net Asset Value and redemption price per share ($56,912,677 ÷ 1,077,873 shares outstanding)	$52.80

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$56.02

Class C:
Net Asset Value and offering price per share ($72,850,618 ÷ 1,465,352 shares outstanding)	$49.72	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($494,078,262 ÷ 9,283,710 shares outstanding)	$53.22

(a)	Redemption price varies based on the length of time held.

Statement of Operations
For the Year Ended December 31, 2016
Investment Income:
Dividends (net of foreign withholding taxes of $1,404,693)	$51,506,450
Interest	2,923
Other income*	777,984

Total Income	52,287,357

Expenses:
Investment advisory fees	26,768,176
Distribution fees - Class AAA	5,122,329
Distribution fees - Class A	157,762
Distribution fees - Class C	836,730
Shareholder services fees	1,819,975
Custodian fees	287,788
Shareholder communications expenses	250,032
Trustees’ fees	189,000
Legal and audit fees	117,822
Registration expenses	95,134
Interest expense	92,606
Accounting fees	45,000
Miscellaneous expenses	169,157

Total Expenses	35,951,511

Less:
Expenses paid indirectly by broker (See Note 6)	(19,987)

Net Expenses	35,931,524

Net Investment Income	16,355,833

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	313,519,094
Net realized loss on foreign currency transactions	(76,009)

Net realized gain on investments and foreign currency transactions	313,443,085

Net change in unrealized appreciation/depreciation:
on investments	(38,562,339)
on foreign currency translations .	6,933

Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(38,555,406)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	274,887,679

Net Increase in Net Assets Resulting from Operations	$291,243,512

*	The Fund received a one time reimbursement of custody expenses paid in prior years.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Year Ended	Year Ended
	December 31, 2016	December 31, 2015
Operations:
Net investment income	$16,355,833	$10,468,296
Net realized gain on investments and foreign currency transactions	313,443,085	389,894,305
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(38,555,406)	(583,650,034)

Net Increase/(Decrease) in Net Assets Resulting from Operations	291,243,512	(183,287,433)

Distributions to Shareholders:
Net investment income
Class AAA	(13,748,396)	(7,627,505)
Class A	(403,693)	(255,360)
Class I	(4,748,880)	(3,151,620)

	(18,900,969)	(11,034,485)

Net realized gain
Class AAA	(219,648,286)	(262,380,838)
Class A	(6,536,093)	(9,157,559)
Class C	(8,707,818)	(12,436,170)
Class I	(55,276,193)	(58,085,281)

	(290,168,390)	(342,059,848)

Total Distributions to Shareholders	(309,069,359)	(353,094,333)

Shares of Beneficial Interest Transactions:
Class AAA	(182,386,677)	(430,711,437)
Class A	(17,284,229)	(21,434,536)
Class C	(23,178,641)	(9,164,959)
Class I	19,015,459	187,399,518

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(203,834,088)	(273,911,414)

Redemption Fees	4,144	8,957

Net Decrease in Net Assets	(221,655,791)	(810,284,223)
Net Assets:
Beginning of year	2,811,871,085	3,622,155,308

End of year (including undistributed net investment income of $0 and $67,178, respectively)	$2,590,215,294	$2,811,871,085

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions						Ratios to Average Net Assets/ Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses		Portfolio Turnover Rate
Class AAA
2016	$54.10	$0.33	$5.96	$6.29	$(0.42)	$(6.64)	$(7.06)	$0.00	$53.33	11.6%	$1,966,374	0.59%	1.36	%(c)	3%
2015	65.39	0.20	(3.93)	(3.73)	(0.21)	(7.35)	(7.56)	0.00	54.10	(5.9)	2,160,274	0.31	1.35	(c)	3
2014	65.31	0.19	3.04	3.23	(0.17)	(2.98)	(3.15)	0.00	65.39	4.9	3,011,541	0.28	1.35		5
2013	51.87	0.21	16.42	16.63	(0.20)	(2.99)	(3.19)	0.00	65.31	32.4	3,178,406	0.35	1.35		7
2012	47.60	0.50	7.10	7.60	(0.52)	(2.81)	(3.33)	0.00	51.87	16.0	2,487,368	0.97	1.38		4
Class A
2016	$53.62	$0.33	$5.90	$6.23	$(0.41)	$(6.64)	$(7.05)	$0.00	$52.80	11.6%	$56,913	0.59%	1.36	%(c)	3%
2015	64.88	0.20	(3.91)	(3.71)	(0.20)	(7.35)	(7.55)	0.00	53.62	(5.9)	74,447	0.31	1.35	(c)	3
2014	64.82	0.19	3.02	3.21	(0.17)	(2.98)	(3.15)	0.00	64.88	4.9	110,428	0.28	1.35		5
2013	51.52	0.20	16.32	16.52	(0.23)	(2.99)	(3.22)	0.00	64.82	32.4	112,707	0.33	1.35		7
2012	47.30	0.50	7.05	7.55	(0.52)	(2.81)	(3.33)	0.00	51.52	16.0	74,713	0.98	1.38		4
Class C
2016	$50.87	$(0.08)	$5.57	$5.49	—	$(6.64)	$(6.64)	$0.00	$49.72	10.8%	$72,850	(0.16)%	2.11	%(c)	3%
2015	62.21	(0.27)	(3.72)	(3.99)	—	(7.35)	(7.35)	0.00	50.87	(6.6)	96,670	(0.44)	2.10	(c)	3
2014	62.58	(0.30)	2.91	2.61	—	(2.98)	(2.98)	0.00	62.21	4.1	125,548	(0.47)	2.10		5
2013	50.01	(0.24)	15.80	15.56	—	(2.99)	(2.99)	0.00	62.58	31.4	104,620	(0.41)	2.10		7
2012	46.05	0.13	6.82	6.95	$(0.18)	(2.81)	(2.99)	0.00	50.01	15.1	54,546	0.27	2.13		4
Class I
2016	$54.01	$0.47	$5.95	$6.42	$(0.57)	$(6.64)	$(7.21)	$0.00	$53.22	11.8%	$494,078	0.84%	1.11	%(c)	3%
2015	65.33	0.37	(3.94)	(3.57)	(0.40)	(7.35)	(7.75)	0.00	54.01	(5.6)	480,480	0.57	1.10	(c)	3
2014	65.25	0.35	3.06	3.41	(0.35)	(2.98)	(3.33)	0.00	65.33	5.2	374,638	0.52	1.10		5
2013	51.82	0.36	16.42	16.78	(0.36)	(2.99)	(3.35)	0.00	65.25	32.7	280,250	0.60	1.10		7
2012	47.56	0.67	7.06	7.73	(0.66)	(2.81)	(3.47)	0.00	51.82	16.3	159,366	1.30	1.13		4

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2016 and 2015, there was no impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2016 is as follows:

	Valuation Inputs			Total
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Market Value at 12/31/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Aerospace	$ 31,802,460	$ 117,129	—	$ 31,919,589
Airlines	—	130,000	—	130,000
Consumer Products	117,948,677	—	$ 30	117,948,707
Diversified Industrial	118,510,107	57,676	—	118,567,783
Energy and Utilities	107,704,077	—	0	107,704,077
Financial Services	292,962,278	50,447	—	293,012,725
Manufactured Housing and Recreational Vehicles	3,647,725	334,900	—	3,982,625
Specialty Chemicals	50,254,712	1,186	—	50,255,898
Other Industries (a)	1,906,971,768	—	—	1,906,971,768
Total Common Stocks	2,629,801,804	691,338	30	2,630,493,172
Preferred Stocks (a)	589,166	—	—	589,166
Rights (a)	—	—	200	200
Warrants (a)	1,403	290,000	—	291,403
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,630,392,373	$981,338	$230	$2,631,373,941

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the year ended December 31, 2016. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at December 31, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the year ended December 31, 2016, the Fund held no forward foreign exchange contracts.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At December 31, 2016, the Fund held no restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to utilization of tax equalization and adjustments due to corporate actions. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2016, reclassifications were made to decrease distributions in excess of net investment income by $2,467,152 and increase accumulated distributions in excess of net realized gain on investments and foreign currency transactions by $20,364,374, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the years ended December 31, 2016 and 2015 was as follows:

	Year Ended December 31, 2016*	Year Ended December 31, 2015
Distributions paid from:
Ordinary income (inclusive of short term capital gains)	$20,874,585	$12,685,033
Net long term capital gains	305,510,473	340,409,300

Total distributions paid	$326,385,058	$353,094,333

*	Total distributions paid differs from the Statement of Changes in Net Assets due to the utilization of equalization.

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of December 31, 2016, the components of accumulated earnings/losses on a tax basis were as follows:

Net unrealized appreciation on investments and foreign currency translations	$1,547,222,840

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

At December 31, 2016, the differences between book basis and tax basis net unrealized appreciation were primarily due to mark-to-market adjustments on investments considered passive foreign investment companies, deferral of losses from wash sales for tax purposes, and basis adjustments on investments in partnerships.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2016:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,084,130,930	$1,606,184,236	$(58,941,225)	$1,547,243,011

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2016, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2016, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receives an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receives $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2016, other than short term securities and U.S. Government Obligations, aggregated $68,527,519 and $575,569,797, respectively.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2016, the Fund paid $244,910 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser. Additionally, the Distributor retained a total of $26,587 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

During the year ended December 31, 2016, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed broker arrangement during this period was $19,987.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the year ended December 31, 2016, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund’s NAV.

During the year ended December 31, 2016, the Fund engaged in a purchase transaction with funds that have a common investment adviser. These purchase transactions complied with Rule 17a-7 under the Act and amount to $177,000.

7. Line of Credit. The Fund participates in an unsecured line of credit, which expires on March 9, 2017 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. At December 31, 2016, there was $40,455,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the year ended December 31, 2016 was $4,792,512 with a weighted average interest rate of 1.09%. The maximum amount borrowed at any time during the year ended December 31, 2016 was $46,870,927.

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%, and Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2016 and 2015, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

The Gabelli Asset Fund

Notes to Financial Statements (Continued)

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	727,117	$40,706,434	1,205,642	$77,741,212
Shares issued upon reinvestment of distributions	4,134,942	221,094,414	4,683,385	257,117,798
Shares redeemed	(7,920,727)	(444,187,525)	(12,008,241)	(765,570,447)

Net decrease	(3,058,668)	$(182,386,677)	(6,119,214)	$(430,711,437)

Class A
Shares sold	127,239	$7,060,121	224,104	$14,208,679
Shares issued upon reinvestment of distributions	111,933	5,925,759	143,620	7,814,459
Shares redeemed	(549,681)	(30,270,109)	(681,417)	(43,457,674)

Net decrease	(310,509)	$(17,284,229)	(313,693)	$(21,434,536)

Class C
Shares sold	110,681	$5,730,572	254,277	$14,996,602
Shares issued upon reinvestment of distributions	143,563	7,156,612	186,495	9,626,878
Shares redeemed	(689,239)	(36,065,825)	(558,667)	(33,788,439)

Net decrease	(434,995)	$(23,178,641)	(117,895)	$(9,164,959)

Class I
Shares sold	1,715,387	$97,316,436	4,867,959	$307,456,020
Shares issued upon reinvestment of distributions	1,031,108	55,017,188	1,029,505	56,416,891
Shares redeemed	(2,359,482)	(133,318,165)	(2,626,653)	(169,537,993)
Shares redemption in-kind	—	—	(108,808)	(6,935,400)

Net increase	387,013	$19,015,459	3,162,003	$187,399,518

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Asset Fund

Report of Independent Registerd Public Accounting Firm

To the Board of Trustees and Shareholders of

The Gabelli Asset Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Gabelli Asset Fund (the “Fund”) as of December 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of December 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 28, 2017

The Gabelli Asset Fund

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Trustees. Information pertaining to the Trustees and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli Asset Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past Five Years	Other Directorships Held by Trustee[4]
INTERESTED TRUSTEES[3] :
Mario J. Gabelli, CFA Trustee and Chief Investment Officer Age: 74	Since 1986	31

Chairman, Chief Executive Officer, and Chief Investment Officer–Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer– Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Gabelli/GAMCO Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.

				Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications); Director of RLJ Acquisition Inc. (blank check company) (2011-2012)
John D. Gabelli Trustee Age: 72 INDEPENDENT TRUSTEES[5] :	Since 1999	10	Senior Vice President of G.research, LLC	—
Anthony J. Colavita Trustee Age: 81	Since 1989	36	President of the law firm of Anthony J. Colavita, P.C.	—
James P. Conn Trustee Age: 78	Since 1992	22	Former Managing Director and Chief Investment Officer of Financial Security Assurance Holdings Ltd. (1992-1998)	—
Kuni Nakamura Trustee Age: 48	Since 2009	20	President of Advanced Polymer, Inc. (chemical manufacturing company); President of KEN Enterprises, Inc. (real estate)	—
Anthony R. Pustorino Trustee Age: 91	Since 1986	13	Certified Public Accountant; Professor Emeritus, Pace University	Director of The LGL Group, Inc. (diversified manufacturing) (2004-2011)
Werner J. Roeder, MD Trustee Age: 76	Since 2001	23	Practicing private physician; Former Medical Director of Lawrence Hospital (1999-2014)	—
Anthonie C. van Ekris Trustee Age: 82	1986-1989 1992-present	22	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—
Salvatore J. Zizza Trustee Age: 71	1986-1996 2000-present	30	President of Zizza & Associates Corp. (private holding company); Chairman of Harbor Diversified, Inc. (pharmaceuticals); Chairman of BAM (semiconductor and aerospace manufacturing); Chairman of Bergen Cove Realty Inc.; Chairman of Metropolitan Paper Recycling Inc. (recycling) (2005-2014)	Director and Vice Chairman of Trans-Lux Corporation (business services); Director and Chairman of Harbor Diversified Inc. (pharmaceuticals); Director, Chairman, and CEO of General Employment Enterprises (staffing services) (2009- 2012)

The Gabelli Asset Fund

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Bruce N. Alpert President Age: 65	Since 2006

Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Gabelli/GAMCO Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Director of Teton Advisors, Inc., 1998-2012; Chairman of Teton Advisors, Inc., 2008-2010

Andrea R. Mango Secretary Age: 44	Since 2013

Vice President of GAMCO Investors, Inc. since 2016; Counsel of Gabelli Funds, LLC since 2013; Secretary of all registered investment companies within the Gabelli/GAMCO Fund Complex since 2013; Vice President of all closed-end funds within the Gabelli/GAMCO Fund Complex since 2014; Corporate Vice President within the Corporate Compliance Department of New York Life Insurance Company, 2011-2013; Vice President and Counsel of Deutsche Bank, 2006-2011

Agnes Mullady Treasurer Age: 58	Since 2006

President and Chief Operating Officer of the Fund Division of Gabelli Funds, LLC since 2010; Chief Executive Officer of G.distributors, LLC since 2010; Senior Vice President of GAMCO Investors, Inc. since 2009; Vice President of Gabelli Funds, LLC since 2007; Executive Vice President of Associated Capital Group, Inc. since November 2016; Officer of all of the registered investment companies within the Gabelli/GAMCO Fund Complex

Richard J. Walz Chief Compliance Officer Age: 57	Since 2013	Chief Compliance Officer of all of the registered investment companies within the Gabelli/ GAMCO Fund Complex since 2013; Chief Compliance Officer of AEGON USA Investment Management, 2011-2013; Chief Compliance Officer of Cutwater Asset Management, 2004- 2011

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
[2]

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund’s By-Laws and Declaration of Trust. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]

“Interested person” of the Fund as defined in the 1940 Act. Messrs. Gabelli are each considered an “interested person” because of their affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser. Mario J. Gabelli and John D. Gabelli are brothers.

[4]

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[5]	Trustees who are not interested persons are considered “Independent” Trustees.

THE GABELLI ASSET FUND

2016 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2016, the Fund paid to shareholders ordinary income distributions (comprised of net investment income and short term capital gains) totaling $0.416, $0.410, and 0.570 per share for Class AAA, Class A, and Class I Shares, respectively, and long term capital gains totaling $305,510,473, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2016, 100% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.00% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 0.00% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the year ended December 31, 2016 which was derived from U.S. Treasury securities was 0.00%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli Asset Fund did not meet this strict requirement in 2016. The percentage of U.S. Government securities held as of December 31, 2016 was 0.00%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and GAMCO Asset Management Inc., which are affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

This page was intentionally left blank.

This page was intentionally left blank.

THE GABELLI ASSET FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI ASSET FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES
Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc. Executive Chairman, Associated Capital Group, Inc.	Anthonie C. van Ekris Chairman, BALMAC International, Inc. Salvatore J. Zizza Chairman, Zizza & Associates Corp.

Anthony J. Colavita President, Anthony J. Colavita, P.C.	OFFICERS Bruce N. Alpert President

James P. Conn Former Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Andrea R. Mango Secretary Agnes Mullady Treasurer

John D. Gabelli Senior Vice President, G.research, LLC	Richard J. Walz Chief Compliance Officer
Kuni Nakamura President, Advanced Polymer, Inc.	DISTRIBUTOR G.distributors, LLC CUSTODIAN, TRANSFER
Anthony R. Pustorino Certified Public Accountant, Professor Emeritus, Pace University	AGENT, AND DIVIDEND DISBURSING AGENT State Street Bank and Trust Company

Werner J. Roeder, MD Former Medical Director, Lawrence Hospital	LEGAL COUNSEL Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB405Q416AR

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s Board of Trustees has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $39,453 for 2015 and $40,440 for 2016.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2016.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,996 for 2015 and $4,096 for 2016. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2015 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2015 and $0 for 2016.

(h)

The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Gabelli Asset Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date 3/08/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer
(principal executive officer)

Date 3/08/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer
(principal financial officer)

Date 3/08/2017

* Print the name and title of each signing officer under his or her signature.